THE MAINSTAY GROUP OF FUNDS

Supplement dated June 29, 2009 (“Supplement”) to
MainStay 130/30 Funds Prospectus dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus.  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At a meeting held on June 18, 2009, the Funds’ Board of Directors approved restructured expense limitations for the Funds. As a result, a portion of the Fees and Expenses tables, information in the Example tables and footnotes for the following Funds are amended as set forth below:

MainStay 130/30 Core Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I
Management Fees[2]	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	None
Other Expenses[4]
Dividend Expense on Securities Sold Short	0.62%	0.64%	0.61%	0.63%
Broker Fees and Charges on Short Sales	0.32%	0.32%	0.32%	0.32%
Remainder of Other Expenses	0.40%	0.21%	0.40%	0.21%
Total Other Expenses	1.34%	1.17%	1.33%	1.16%
Acquired (Underlying) Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[6]	2.60%	2.43%	3.34%	2.17%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[6]	2.59%	2.42%	3.33%	2.16%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

6
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.50% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is during the term of the agreement. This written expense limitation agreement expires on August 1, 2010.

MS30ALL16a-06/09

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily wave or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 1.60%; and Class C, 2.35%. These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009 New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.60%; Class A, 1.50%; Class C, 2.35%; and Class I, 1.25%. Prior to April 1, 2008, New York Life Investments had a similar agreement that set the expense limitations at 2.25% for Class C shares.  The limitations for Class A and Class I shares were the same as in the April 1, 2008 agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$799	$783	$337	$437	$220
3 Years	$1,314	$1,266	$1,027	$1,027	$679
5 Years	$1,854	$1,774	$1,741	$1,741	$1,164
10 Years	$3,323	$3,164	$3,631	$3,631	$2,503
*	The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay 130/30 Growth Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I
Management Fees[2]	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	None
Other Expenses[4]
Dividend Expense on Securities Sold Short	0.54%	0.53%	0.54%	0.53%
Broker Fees and Charges on Short Sales	0.23%	0.23%	0.23%	0.23%
Remainder of Other Expenses	0.52%	0.30%	0.52%	0.30%
Total Other Expenses	1.29%	1.06%	1.29%	1.06%
Acquired (Underlying) Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[6]	2.55%	2.32%	3.30%	2.07%
Fee Recoupments/(Waivers/Reimbursements)[6]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Net Annual Fund and Underlying Fund Expenses[6]	2.50%	2.27%	3.25%	2.02%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[6]	2.49%	2.26%	3.24%	2.01%

2	The management fee for the Fund is an annual percentage of the Fund's average net assets.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

6
Each class of the shares of the Fund is subject to an expense limitation with new York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.50% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily wave or reimburse the expenses of  the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 1.60%; and Class C, 2.35%. These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.60%; Class A, 1.50%; Class C, 2.35%; and Class I, 1.25%. Prior to April 1, 2008, New York Life Investments had a similar agreement that set the expense limitations at 2.25% for Class C shares.  The limitations for Class A and Class I shares were the same as in the April 1, 2008 agreement.  These written expense limitation agreements terminated on August 1, 2009.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$789	$767	$328	$428	$205
3 Years	$1,295	$1,230	$1,011	$1,011	$644
5 Years	$1,827	$1,718	$1,717	$1,717	$1,109
10 Years	$3,273	$3,056	$3,591	$3,591	$2,396
*	The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay 130/30 High Yield Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I
Management Fees[3]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees[4]	0.25%	0.25%	1.00%	None
Other Expenses[5]
Interest Expense on Securities Sold Short	1.38%	1.38%	1.38%	1.38%
Broker Fees and Charges on Short Sales	0.13%	0.13%	0.13%	0.13%
Remainder of Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Other Expenses	1.77%	1.77%	1.77%	1.77%
Total Annual Fund Operating Expenses	2.82%	2.82%	3.57%	2.57%
Fee Recoupments/(Waivers/Reimbursements)[6]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Net Annual Fund Expenses[6]	2.81%	2.81%	3.56%	2.56%
3	The management fee for the Fund is an annual percentage of the Fund's average net assets.
4
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

5	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
6
Each class of shares of the Fund is subject to an expense limitation with New York Life investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.30% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.40%; Class A, 1.30%; Class C, 2.15%; and Class I, 1.05%. Prior to April 1, 2008, New York Life Investments had a similar agreement that set the expense limitations at 2.05% for Class C shares.  The limitations for Class A and Class I shares were the same as in the April 1, 2008 agreement.  These written expense limitation arrangements terminated on August 1, 2009. The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$818	$818	$359	$459	$259
3 Years	$1,375	$1,375	$1,093	$1,093	$799
5 Years	$1,956	$1,956	$1,849	$1,849	$1,364
10 Years	$3,524	$3,524	$3,835	$3,835	$2,904
*	The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay 130/30 International Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I
Management Fees[3]	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees[4]	0.25%	0.25%	1.00%	None
Other Expenses[5]
Dividend Expense on Securities Sold Short	0.76%	0.70%	0.71%	0.75%
Broker Fees and Charges on Short Sales	0.52%	0.52%	0.52%	0.52%
Remainder of Other Expenses	0.67%	0.53%	0.68%	0.52%
Total Other Expenses	1.95%	1.75%	1.91%	1.79%
Acquired (Underlying) Fund Fees and Expenses[6]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[7]	3.33%	3.13%	4.04%	2.92%
Fee Recoupments/(Waivers/Reimbursements)[7]	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Net Annual Fund and Underlying Fund Expenses[7]	3.05%	2.85%	3.76%	2.64%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[7]	3.02%	2.82%	3.73%	2.61%
3	The management fee for the Fund is an annual percentage of the Fund's average net assets.
4
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

5	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
6
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

7
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 1.60% of its average net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily wave or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 1.70%; and Class C, 2.45%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.70%; Class A, 1.60%; Class C, 2.45%; and Class I, 1.35%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 2.35% for Class C shares. The limitations for Class A and Class I shares were the same as the April 1, 2008 agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$841	$822	$378	$478	$267
3 Years	$1,493	$1,438	$1,204	$1,204	$877
5 Years	$2,168	$2,077	$2,046	$2,046	$1,513
10 Years	$3,955	$3,781	$4,222	$4,222	$3,223
*	The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay All Cap Growth Fund	MainStay Mid Cap Core Fund
MainStay Capital Appreciation Fund	MainStay Mid Cap Growth Fund
MainStay Common Stock Fund	MainStay Mid Cap Value Fund
MainStay Growth Equity Fund	MainStay S&P 500 Index Fund
MainStay Large Cap Growth Fund	MainStay Small Cap Growth Fund
MainStay MAP Fund	MainStay Value Fund
MainStay International Equity Fund

Supplement dated June 29, 2009 (“Supplement”) to the
Prospectus for MainStay Equity Funds dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay All Cap Growth, MainStay Capital Appreciation, MainStay Common Stock, MainStay Growth Equity, MainStay Large Cap Growth, MainStay MAP, MainStay Mid Cap Core, MainStay Mid Cap Growth Fund, MainStay S&P 500 Index, MainStay Small Cap Growth, MainStay Value, and MainStay International Equity Funds (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At meetings held on June 18, 2009 and June 23, 2009, the Funds’ Boards of Trustees/Directors approved restructured expense limitations for certain Funds as well as organizational changes for others, the details of which are described below. With respect to the revised expense structures for certain Funds, a portion of the Fees and Expenses tables, information in the Example tables and footnotes are amended as set forth below.

MainStay All Cap Growth Fund

The Board of Directors terminated the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay Shields”), effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Epoch Investment Partners, Inc. (“Epoch”) as interim subadvisor to the Fund, pursuant to an interim subadvisory agreement, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•	changing the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index, effective June 29, 2009; and

•	changing the Fund’s name to MainStay Epoch U.S. All Cap Fund, effective upon shareholder approval of Epoch as the Fund’s subadvisor, as described below.

The Board of Directors also approved a subadvisory agreement between New York Life Investments and Epoch (the “New Agreement”).  The New Agreement will become effective if approved by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009.

MS16ea-06/09

I.	Appointment of Epoch as Interim Subadvisor to the Fund

Effective June 29, 2009, in connection with the appointment of Epoch as the Fund’s interim subadvisor, the Fund’s prospectus is amended as follows:

a.	All references to MacKay Shields LLC as subadvisor and MacKay Shields personnel as portfolio managers to the Fund are hereby replaced with references to Epoch and Epoch personnel, respectively.

b.	The section entitled “Who Manages Your Money?” beginning on page 126 of the Prospectus is hereby amended to include the following:

Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the interim subadvisor to the MainStay All Cap Growth Fund and MainStay Small Company Value Fund, and is subadvisor to the MainStay Small Cap Growth Fund.  Epoch was founded in April 2004 as a Delaware corporation.  As of March 31, 2009, the firm managed approximately $5.7 billion in assets.

c.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 127 and 128, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay All Cap Growth Fund	David Pearl, William Priest & Michael Welhoelter

Portfolio Manager Biographies:

David N. Pearl, CFA     Mr. Pearl has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Pearl joined Epoch in 2004.  Prior to joining Epoch, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004, where he was responsible for both institutional and private client assets. Previously, he held a similar portfolio management position at ING Furman Selz Asset Management from 1997 to 2001, where he was responsible for $200 million of institutional and private client assets. He also founded and managed Sagacity International Ltd., a long/short hedge fund from 1997 to 2001. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management from 1994 to 1997. While at Citibank Global Asset Management, Mr. Pearl managed over $200 million of mutual fund and institutional accounts, and ranked in the top decile of performance versus his peer group. Prior to Citibank, Mr. Pearl was an officer and senior analyst of BEA Associates, predecessor to Credit Suisse Asset Management – Americas from 1986 to 1989. Mr. Pearl received a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from Stanford University Graduate School of Business.

William W. Priest, CFA     Mr. Priest has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (CSAM) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Michael A. Welhoelter, CFA     Mr. Welhoelter has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, is a CFA charterholder.

II.	Changing the Fund’s Name, Investment Objective, Principal Investment Strategy, Investment Process and Primary Benchmark Index, and Amending the Principal Risks

Effective June 29, 2009, in connection with the changes to the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark, the Fund’s prospectus is amended as follows:

a.	The sections regarding the MainStay All Cap Growth Fund on pages 7 and 8 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The MainStay All Cap Growth Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategy

The Fund will seek to achieve its investment objective by investing primarily in a diversified   portfolio consisting of equity securities of U.S. companies.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies across all market capitalizations.  Equity securities consist of common stock, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships  ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stock.  The Fund may also invest up to 15% of its net assets in the securities of issuers that are located outside of the U.S., and which derive a significant portion of their business or profits outside of the United States.

Investment Process

Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when Epoch, the Fund's Subadvisor, believes such companies offer attractive opportunities. While the Fund intends to invest primarily in the equity securities of U.S. companies, under normal market conditions it may also invest up to 20% of its assets in high quality money market instruments and repurchase agreements.

The Subadvisor desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Subadvisor analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Subadvisor only invests in those businesses it understands and where it has confidence in the company's management and financial strength. The Subadvisor seeks businesses that generate "free cash flow" and securities that have unrecognized potential, yet possess a combination above average free cash flow growth, and/or below average valuation.

The Subadvisor sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Subadvisor believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or has an inappropriate assessment of the company's state and the task at hand.

b.	The section regarding the Principal Risks of the Fund on page 8 of the Fund’s Prospectus is hereby amended by adding the following:

The principal risk of investing in value stocks is that they may never reach what the Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

c.	The table and footnotes on page 10 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)1
	1 year	5 years	10 years
MainStay All Cap Growth Fund Return Before Taxes on Distributions
Investor Class	-47.33%	-5.17%	-5.51%
Class A	-47.22%	-5.13%	-5.49%
Class B	-47.51%	-5.18%	-5.75%
Class C	-45.28%	-4.80%	-5.74%
Class I	-43.91%	-3.54%	-4.63%
Return After Taxes on Distributions[2] Class I	-43.91%	-3.76%	-5.18%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class I	-28.54%	-2.83%	-3.62%
Russell 3000® Index[3] (reflects no deductions for fees, expenses, or taxes)	-37.31%	-1.95%	-0.80%
Russell 3000® Growth Index[4] (reflects no deductions for fees, expenses, or taxes)	-38.44%	-3.33%	-4.01%

1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares of the Fund. After-tax returns for Investor Class, Class A, B and C shares may vary.

3
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.  The Fund has selected the Russell 3000® Index as its primary benchmark index in replacement of the Russell 3000® Growth Index because it believes the Russell 3000® Index is more reflective of the Fund’s current investment style.

4
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

d.
If the shareholders of the Fund approve the Subadvisory Agreement with Epoch at the shareholder meeting scheduled to be held on or about October 16, 2009, effective immediately thereafter, all references to the MainStay All Cap Growth Fund or All Cap Growth Fund are hereby deleted and replaced with MainStay Epoch U.S. All Cap Fund or U.S. All Cap Fund.

III.	Revisions to the Expense Structures

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	1.00%	0.21%	1.00%	1.00%	0.21%
Total Annual Fund Operating Expenses[5]	2.10%	1.31%	2.85%	2.85%	1.06%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.850% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.800% on assets in excess of $1 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. "Other Expenses" also include the Fund's share of the fees and expenses of any other fund in which the Fund invests. These fees and expenses are less than 0.01% of the average net assets of the Fund.

5
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages of average daily net assets:  Investor Class, 1.85%; Class B, 2.60%; Class C, 2.60% and Class I, 1.00%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of fund did not exceed the following percentages of average daily net assets: Investor Class, 1.64%; Class A, 1.27%; Class B, 2.39%; Class C, 2.39%; and Class I, 0.93%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.54% for Class A shares, 2.29% for Class B shares and 2.29% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$751	$676	$288	$788	$288	$388	$108
3 Years	$1,172	$942	$883	$1,183	$883	$883	$337
5 Years	$1,617	$1,229	$1,504	$1,704	$1,504	$1,504	$585
10 Years	$2,847	$2,042	$2,998	$2,998	$3,176	$3,176	$1,294
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Capital Appreciation Fund

The Board of Trustees approved the termination of the Subadvisory Agreement between New York Life Investments and MacKay Shields effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Madison Square Investors LLC (“Madison Square Investors”) as interim subadvisor to the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•
changing the Fund’s investment objective, principal investment strategy, investment process, and principal risks to more closely align them to those of the MainStay Growth Equity Fund, effective June 29, 2009; and

•	reorganizing the Fund with and into the MainStay Growth Equity Fund, subject to approval by shareholders of the MainStay Capital Appreciation Fund (“Reorganization”).

I.      Appointment of Madison Square Investors as Interim Subadvisor to the Fund

Effective June 29, 2009, in connection with the appointment of Madison Square Investors as the Fund’s interim subadvisor, the Fund’s Prospectus is amended as follows:

a.
All references to MacKay Shields LLC as subadvisor and MacKay Shields personnel as portfolio managers to the Fund are hereby replaced with references to Madison Square Investors and Madison Square Investors personnel, respectively.

b.	The paragraph under the sub-heading Madison Square Investors LLC in the section entitled “Who Manages Your Money?” beginning on page 126 of the Prospectus is hereby revised as follows:

Madison Square Investors LLC ("Madison Square Investors"), whose principal place of business is 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the MainStay Capital Appreciation Fund, MainStay Common Stock Fund, MainStay Growth Equity Fund, MainStay Mid Cap Core Fund and MainStay S&P 500 Index Fund. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of New York Life Investments. Madison Square Investors is an indirect, wholly-owned subsidiary of New York Life. As of March 31, 2009, Madison Square Investors managed approximately $8.8 billion in assets.

c.	The “Portfolio Managers” and “Portfolio Manager Biographies” sub-sections beginning on page 127 and 128, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Capital Appreciation Fund                 Harish Kumar

Portfolio Manager Biographies:

Harish Kumar   Dr. Kumar has managed the MainStay Growth Equity Fund since inception and the MainStay Capital Appreciation Fund since June 2009. Dr. Kumar is a Managing Director and Head of Growth Portfolios at Madison Square Investors. Prior to joining New York Life Investments in 2005, Dr. Kumar served as a senior portfolio manager at ING Investment Management since 2002. He received his Ph.D. from Columbia University, his master's degree from the University of Colorado-Boulder, and graduated with honors from Birla Institute of Technology and Science in Pilani, India, receiving a bachelor's degree in mechanical engineering. Dr. Kumar is a CFA charter holder, and has 8 years of investment experience.

II.	Changing the Fund’s Investment Objective, Principal Investment Strategy, Investment Process, and Principal Risks

Effective June 29, 2009, in connection with the changes to the Fund’s investment objective, principal investment strategy, investment process and principal risks, the disclosure on pages 13 and 14 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The MainStay Capital Appreciation Fund's investment objective is to seek long-term growth of capital.

Principal Investment Strategy
The Fund normally invests at least 80% of its assets in equity securities.

Investment Process
The Fund invests generally in large capitalization stocks that Madison Square Investors, the
Fund's Subadvisor, believes will provide an opportunity for achieving superior portfolio returns
(i.e., returns in excess of the Russell 1000® Growth Index) over the long term.

The Subadvisor uses a "bottom-up" investment approach when selecting investments for the Fund. This means it bases investment decisions on company-specific factors, such as those listed below, and not general economic conditions.

In selecting stocks for the Fund, the Subadvisor uses a model that attempts to gain maximum exposure to attractive fundamentals that drive the U.S. large and mid cap growth stocks in a disciplined, risk control framework. The model uses as inputs the following factors: behavioral factors related to price and earnings revisions, valuation, earnings quality and management behavior factors. The Fund may also engage in the lending of portfolio securities.

The Subadvisor engages in periodic rebalancing with the purpose of gaining maximum exposure to attractive fundamentals that drive U.S. large and mid cap stocks in a disciplined, risk controlled framework.

The Fund may invest in common stock and other equity securities, in equity related securities such as preferred stock (including convertible preferred stock), and debt securities convertible into common stock.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The market capitalizations of companies in this Index fluctuate and as of December 31, 2008, they ranged from $24 million to $422 billion, approximately.

Principal Risks
Investments in common stocks and other equity securities are particularly subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunities for greater gain often come with greater risk of loss. Some of the securities in which the Fund invests may, therefore, carry above-average risk compared to common stock indices such as the Dow Jones Industrial Average and the S&P 500® Index.

The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

The Fund's use of securities lending presents certain risks. The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

In a securities lending transaction, a Fund lends securities from its portfolio to a broker-dealer (or other financial institution) for a period of time. The Fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

The Fund invests in foreign securities, which are securities issued by companies organized outside the U.S. and traded in markets outside the U.S., it will be subject to risks that differ from the risks of investing in securities of U.S. issuers. These risk factors include:
•	fluctuating currency values;
•	less liquid trading markets;
•	greater price volatility;
•	political and economic instability;
•	less publicly available information about issuers;

•	changes in U.S. or foreign tax or currency laws; and
•	changes in monetary policy.

Foreign securities can be subject to most, if not all, of the risks of foreign investing. These risks are likely to be greater in emerging market countries than in countries with developed securities markets and more advanced regulatory regimes.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).

Portfolio turnover measures the amount of trading a Fund does during the year.

III.	Reorganization of the Fund with and into the MainStay Growth Equity Fund

If the Reorganization is approved by the Fund’s shareholders at the special meeting (described below), shareholders of the Fund would become shareholders of the MainStay Growth Equity Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay Growth Equity Fund and the Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Common Stock Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[2,4]	1.04%	0.14%	1.04%	1.04%	0.14%
Acquired (Underlying) Fund Fees and Expenses[5]	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[6]	1.88%	0.98%	2.63%	2.63%	0.73%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[6]	1.86%	0.96%	2.61%	2.61%	0.71%
2
The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.550% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion and 0.500% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. Effective August 1, 2008, the fund accounting agreement was incorporated into the Fund's management agreement, resulting in a 0.02% increase in the Fund's management fee. This increase in the Fund's management fee was offset by an equivalent decrease in the Fund's "Other Expenses," resulting in no net increase in the Fund's "Total Annual Fund Operating Expenses." Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. "Other Expenses" for Class R2 shares include shareholder service fees of 0.10%.

5
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

6
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages of average daily net assets:  Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%.  These voluntary waivers or reimbursements may be discontinued at any time.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Investor Class, 1.40%; Class A, 1.04%; Class B, 2.15%; Class C, 2.15%; Class I, 0.62% and Class R2, 0.97%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limit for Class R2 shares at 0.97%. The limitations for the other share classes were the same as in the April 1, 2008 agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.
	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$730	$644	$266	$766	$266	$366	$75
3 Years	$1,108	$845	$817	$1,117	$817	$817	$233
5 Years	$1,510	$1,062	$1,395	$1,595	$1,395	$1,395	$406
10 Years	$2,630	$1,685	$2,782	$2,782	$2,964	$2,964	$906
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Growth Equity Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.31%	0.27%	0.31%	0.31%	0.28%
Total Annual Fund Operating Expenses[5]	1.26%	1.22%	2.01%	2.01%	0.98%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.70% on assets up to $500 million and 0.675% on assets in excess of $500 million.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

6
Between April 1, 2008 (February 28, 2008 for Investor Class Shares) and July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Investor Class, 1.35%; Class A, 1.25%; Class B, 2.10%; Class C, 2.10%; and Class I, 1.00%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitation at 2.00% for Class B shares and 2.00% for Class C shares. The limitations for the Class A shares and Class I shares were the same as in the April 1, 2008 Agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$671	$667	$204	$704	$204	$304	$100
3 Years	$928	$916	$630	$930	$630	$630	$312
5 Years	$1,204	$1,183	$1,083	$1,283	$1,083	$1,083	$542
10 Years	$1,989	$1,946	$2,144	$2,144	$2,338	$2,338	$1,201
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Large Cap Growth Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses[2,4]	0.57%	0.23%	0.57%	0.57%	0.23%	0.33%	0.33%	.33%
Total Annual Fund Operating Expenses[5]	1.55%	1.21%	2.30%	2.30%	0.96%	1.06%	1.31%	1.56%
2
The management fee for the Fund is an annual percentage of the Fund's average daily net assets plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.750% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; and 0.600% on assets in excess of $3 billion. Without this fee waiver, the actual fee would be 0.800% on assets up to $250 million; 0.750% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; and 0.600% on assets in excess of $3 billion. Effective August 1, 2008, the Fund's fund accounting agreement was incorporated into the Fund's management agreement, resulting in a 0.01% increase in the Fund's management fee. This increase in the management fee was offset by a 0.01% decrease in the Fund's "Other Expenses," resulting in no net increase in total annual fund operating expenses. Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the Class I shares of the Fund so that the total annual operating expenses of Class I shares does not exceed 0.85%.  This voluntary waiver or reimbursement may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.18%; Class B, 2.25%; Class C, 2.25%; Class I, 0.80%; Class R1, 0.90%, Class R2, 1.15%, and Class R3, 1.40%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares, 0.75% for Class I shares, 0.85% for Class R1 shares, 1.10% for Class R2 shares and 1.35% for Class R3 shares. The limitations for the other share classes were the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$699	$667	$233	$733	$233	$333	$98	$108	$133	$159
3 Years	$1,013	$913	$718	$1,018	$718	$718	$306	$337	$415	$493
5 Years	$1,348	$1,178	$1,230	$1,430	$1,230	$1,230	$531	$585	$718	$850
10 Years	$2,294	$1,935	$2,448	$2,448	$2,636	$2,636	$1,178	$1,294	$1,579	$1,856
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay MAP Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses[2,4]	0.57%	0.31%	0.57%	0.57%	0.31%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses[5]	1.58%	1.32%	2.33%	2.33%	1.07%	1.17%	1.42%	1.67%
Fee Recoupments/ (Waivers/Reimbursements)[5]	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Net Annual Fund Operating Expenses[5]	1.54%	1.28%	2.29%	2.29%	1.03%	1.13%	1.38%	1.63%
2
0.70% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate fund accounting agreement. Effective August 1, 2008, the fund accounting agreement was incorporated into the Fund's management agreement, resulting in a 0.01% increase in the Fund's management fee. This increase in the Fund's management fee was offset by an equivalent decrease in the Fund's "Other Expenses," resulting in no net increase in the Fund's "Total Annual Fund Operating Expenses." Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 1.28% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages:  Class A, 1.27%; Class I, 1.02%; Class R1, 1.12%; Class R2, 1.37% and Class R3, 1.62%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of the Fund do not exceed the following percentages of average daily net assets: Investor Class, 1.45%; Class A, 1.19%; Class B, 2.20%; Class C, 2.20%; Class I, 0.98%; Class R1, 1.08%, Class R2, 1.33%, and Class R3, 1.58%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.35% for Class A shares, 2.10% for Class B shares and 2.10% for Class C shares. The limitations for the other share classes were the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$698	$673	$232	$732	$232	$332	$105	$115	$140	$166
3 Years	$1,018	$942	$724	$1,024	$724	$724	$336	$368	$445	$523
5 Years	$1,360	$1,230	$1,242	$1,442	$1,242	$1,242	$586	$640	$773	$904
10 Years	$2,322	$2,049	$2,476	$2,476	$2,663	$2,663	$1,302	$1,417	$1,699	$1,973
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year, but does not take into account the voluntary waiver. The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Mid Cap Core Fund

The Board of Trustees approved the reorganization of the Fund with and into the MainStay MAP Fund, subject to approval by shareholders of the Fund (“Reorganization”).  Under this Reorganization, shareholders of the Fund would become shareholders of the MainStay MAP Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay MAP Fund and the  Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Mid Cap Growth Fund

The Fund’s Board of Trustees terminated the Subadvisory Agreement between New York Life Investments and MacKay Shields effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Tony H. Elavia as portfolio manager of the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields; and

•	reorganizing the Fund with and into the MainStay Large Cap Growth Fund, subject to approval by shareholders of the MainStay Mid Cap Growth Fund (“Reorganization”).

I.	Appointment of Tony H. Elavia as Portfolio Manager to the Fund

Effective June 29, 2009, in connection with the appointment of Tony H. Elavia as the Fund’s portfolio manager, the Fund’s Prospectus is amended as follows:

a.	All references to MacKay Shields LLC as subadvisor and MacKay Shields personnel as portfolio managers to the Fund are hereby deleted.

b.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 127 and 128, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Mid Cap Growth Fund               Tony H. Elavia

Portfolio Manager Biographies:

Tony H. Elavia  Mr. Elavia became a portfolio manager of the MainStay Mid Cap Growth and Mid Cap Value Funds in June 2009.  He is a Senior Managing Director at New York Life Investments and also is Chief Executive Officer and Chief Investment Officer of Madison Square Investors. Prior to joining New York Life Investments in 2004, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a PhD and MA in Economics from the University of Houston and a MS and BC from the University of Baroda in Vadodara, India.

II.	Reorganization with and into MainStay Large Cap Growth Fund

If the shareholders of the Fund approve the Reorganization, shareholders of the Fund would become shareholders of the MainStay Large Cap Growth Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009 shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay Large Cap Growth Fund and the Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Mid Cap Value Fund

The Fund’s Board of Trustees terminated the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Tony H. Elavia as portfolio manager of the Fund effective at the opening of the U.S. financial markets on June 29, 2009,  to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields; and

•
reorganizing the Fund, along with the MainStay Value Fund, with and into the MainStay ICAP Select Equity Fund, subject to approval by the shareholders of the MainStay Mid Cap Value Fund (“Reorganization”).

I.	The Appointment of Tony H. Elavia as Portfolio Manager to the Fund

Effective June 29, 2009, in connection with the appointment of Tony H. Elavia as the Fund’s portfolio manager, the Fund’s Prospectus is amended as follows:

a.	All references to MacKay Shields LLC as subadvisor and MacKay Shields personnel as portfolio managers to the Fund are hereby deleted.

b.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 127 and 128, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Mid Cap Value Fund                 Tony H. Elavia

Portfolio Manager Biographies:

Tony H. Elavia  Mr. Elavia became a portfolio manager of the MainStay Mid Cap Growth and MainStay Mid Cap Value Funds in June 2009.  He is a Senior Managing Director at New York Life Investments and also is Chief Executive Officer and Chief Investment Officer of Madison Square Investors. Prior to joining New York Life Investments in 2004, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a PhD and MA in Economics from the University of Houston and a MS and BC from the University of Baroda in Vadodara, India.

II.	Reorganization of the Fund with and into the MainStay ICAP Select Equity Fund

If the shareholders of the Fund approve the Reorganization, shareholders of the Fund would become shareholders of the MainStay ICAP Select Equity Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009, will receive a proxy statement/prospectus containing further information regarding the MainStay ICAP Select Equity Fund and the Reorganization. The proxy statement/prospectus will also include voting instruction cards with which the shareholders of the Fund may vote on the Fund’s proposed Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay S&P 500 Index Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class I
Management Fees[2]	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	None
Other Expenses[4]	0.80%	0.39%	0.39%
Total Annual Fund Operating Expenses[5]	1.30%	0.89%	0.64%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.29)%	(0.29)%	(0.29)%
Net Annual Fund Operating Expenses[5]	1.01%	0.60%	0.35%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.25% on assets up to $1 billion, 0.225% on assets from $1 billion to $2 billion, 0.215% on assets from $2 billion to $3 billion and 0.20% on assets in excess of $3 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments. Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 0.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily reimburse the expenses of the Investor Class shares of the Fund so that the total annual operating expenses of Investor Class shares do not exceed 0.70%.  This voluntary waiver may be discontinued at any time.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.60%; Class A, 0.60%; and Class I, 0.30%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations for Class A and Class I shares at the same rates as in the April 1, 2008 agreement.  The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$647	$608	$36
3 Years	$912	$791	$176
5 Years	$1,197	$989	$328
10 Years	$2,008	$1,561	$771
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year, but does not take into account the voluntary waiver.

MainStay Small Cap Growth Fund

The Fund’s Board of Trustees terminated the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Epoch as subadvisor to the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, pursuant to the terms of an exemptive order described on page 126 of the Fund’s Prospectus;

•
changing the Fund’s principal investment strategy, investment process and primary benchmark index, and amending the principal risks to more closely align them to those of the MainStay Small Company Value Fund, effective August 14, 2009; and

•	reorganizing the Fund with and into the MainStay Small Company Value Fund, subject to approval by shareholders of the Fund (“Reorganization”).

I.	Appointment of Epoch Investment Partners, Inc. as Subadvisor to the Fund

In connection with the appointment of Epoch as the Fund’s subadvisor, the Fund’s Prospectus is amended as follows:

a.	All references to MacKay Shields LLC as subadvisor and to MacKay Shields personnel as portfolio managers to the Fund are hereby replaced with references to Epoch and Epoch personnel, respectively.

b.	The section entitled “Who Manages Your Money?” beginning on page 126 of the Prospectus is hereby amended to include the following:

Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the interim subadvisor to the MainStay All Cap Growth Fund and MainStay Small Company Value Fund, and is subadvisor to the MainStay Small Cap Growth Fund.  Epoch was founded in April 2004 as a Delaware corporation.  As of March 31, 2009, the firm managed approximately $5.7 billion in assets.

c.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 127 and 128, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Small Cap Growth Fund                     David Pearl, William Priest & Michael Welhoelter

Portfolio Manager Biographies:

David N. Pearl, CFA     Mr. Pearl has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Pearl joined Epoch in 2004.  Prior to joining Epoch, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004, where he was responsible for both institutional and private client assets. Previously, he held a similar portfolio management position at ING Furman Selz Asset Management from 1997 to 2001, where he was responsible for $200 million of institutional and private client assets. He also founded and managed Sagacity International Ltd., a long/short hedge fund from 1997 to 2001. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management from 1994 to 1997. While at Citibank Global Asset Management, Mr. Pearl managed over $200 million of mutual fund and institutional accounts, and ranked in the top decile of performance versus his peer group. Prior to Citibank, Mr. Pearl was an officer and senior analyst of BEA Associates, predecessor to Credit Suisse Asset Management – Americas from 1986 to 1989. Mr. Pearl received a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from Stanford University Graduate School of Business.

William W. Priest, CFA     Mr. Priest has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (CSAM) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Michael A. Welhoelter, CFA     Mr. Welhoelter has managed the MainStay All Cap Growth, MainStay Small Cap Growth and MainStay Small Company Value Funds since June 2009.  Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, is a CFA charterholder.

II.	Changing the Fund’s Principal Investment Strategy, Investment Process and Primary Benchmark, and Amending the Principal Risks

Effective August 14, 2009, in connection with the changes to the Fund’s principal investment strategy, investment process and primary benchmark, and amending the principal risks, the disclosure in the Fund’s Prospectus is amended as follows:

a.	The sections entitled “Principal Investment Strategy”, “Investment Process” and “Principal Risks” beginning on page 68 of the Fund’s Prospectus is hereby amended as follows:

Principal Investment Strategy
The Fund normally invests at least 80% of its assets in companies with market capitalizations at the time of investment comparable to companies in the Russell 2500TM Value Index and invests primarily in common stocks and securities convertible into common stock. The Fund may also engage in the lending of portfolio securities.

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The market capitalizations of companies in this Index fluctuate and as of May 31, 2009, they ranged from $45 million to $7 billion.

Investment Process
Epoch, the Fund's Subadvisor, believes small and mid capitalization companies offer a highly attractive investment opportunity due to the low level of research coverage they receive (and thus potentially undiscovered investment opportunities), and the fact that these businesses are typically more focused and offer higher growth potential than larger companies. The Subadvisor takes a long-term approach to investing, and relies primarily on its proprietary fundamental research. The portfolio is constructed using this bottom-up process.

The Subadvisor desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Subadvisor analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Subadvisor only invests in those businesses it understands and where it has confidence in the company's management and financial strength. The Subadvisor seeks businesses that generate "free cash flow" and securities that have unrecognized potential, yet possess a combination above average free cash flow growth, and/or below average valuation.

The Subadvisor sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Subadvisor believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company's state and the task at hand.

b.	The section regarding the Principal Risks of the Fund beginning on page 68 of the Fund’s Prospectus is hereby amended by adding the following:

The principal risk of investing in value stocks is that they may never reach what the Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).

Portfolio turnover measures the amount of trading a Fund does during the year.

c.	The table and footnotes on page 71 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)1
	1 year	5 years	10 years
MainStay Small Cap Growth Fund Return Before Taxes on Distributions
Investor Class	-40.36%	-5.15%	-1.82%
Class A	-40.31%	-5.13%	-1.83%
Class B	-40.46%	-5.08%	1.63%
Class C	-37.94%	-4.81%	1.65%
Class I	-36.51%	-3.61%	2.77%
Return After Taxes on Distributions[2] Class B	-36.98%	-5.19%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares Class B	-23.48%	-3.01%	2.30%
Russell 2500TM Index[3] (reflects no deductions for fees, expenses, or taxes)	-36.79%	-0.98%	4.08%
Russell 2000® Growth Index [4] (reflects no deductions for fees, expenses, or taxes)	-28.92%	0.27%	6.11%
1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, C and I shares may vary.

3
The Russell 2500RM Index is a broad index featuring 2,500 stocks that cover the small and mid cap market capitalizations. The Russell 2500TM is a market cap weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of United States-based listed equities. The Fund has selected the Russell 2500TM Index as its primary benchmark index in replacement of the Russell 2000® Growth Index because it believes Russell 2500® Index is more reflective of the Fund’s investment style.

4
The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.  Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

III.	Reorganization of the Fund with and into MainStay Small Company Value Fund

If the Reorganization is approved by the Fund’s shareholders at the special meeting (described below), shareholders of the Fund would become shareholders of the MainStay Small Company Value Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay Small Company Value Fund and the Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Value Fund

The Fund’s Board of Trustees terminated the Subadvisory Agreement between New York Life Investments and MacKay Shields, effective prior to the opening of the U.S. financial markets on June 29, 2009.  Additionally, the Board approved the following:

•
the appointment of Institutional Capital LLC (“ICAP”) as interim subadvisor to the Fund, effective at the opening of the U.S. financial markets on June 29, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•
changing the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index to more closely align them to those of the MainStay ICAP Select Equity Fund, effective June 29, 2009; and

•
reorganizing the Fund, along with the MainStay Mid Cap Value Fund, with and into the MainStay ICAP Select Equity Fund, subject to approval by the shareholders of the MainStay Value Fund (“Reorganization”).

I.	The Appointment of ICAP as Interim Subadvisor to the Fund

Effective June 29, 2009, in connection with the appointment of ICAP as the Fund’s interim subadvisor, the Fund’s Prospectus is amended as follows:

a.	All references to MacKay Shields LLC as subadvisor and MacKay Shields personnel as portfolio managers to the Fund are hereby replaced with references to ICAP and ICAP personnel, respectively.

b.	The Institutional Capital LLC subsection under the section entitled “Who Manages Your Money?” beginning on page 126 of the Prospectus is hereby revised as follows:

Institutional Capital LLC ("ICAP"), whose principal place of business is 225 West Wacker Drive, Suite 2400 Chicago, Illinois 60606 serves as a Subadvisor to the MainStay MAP Fund and MainStay Value Fund. ICAP has been an investment adviser since 1970. As of March 31, 2009, ICAP managed over $11 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is an indirect, wholly-owned subsidiary of New York Life.

c.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 126 and 127, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Value Fund                   Jerrold K. Senser and Thomas R. Wenzel

Portfolio Manager Biographies:

Jerrold K. Senser, CFA  Mr. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. As CEO and CIO, Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP's investment strategies. Mr. Senser has been with the firm since 1986 and has been a portfolio manager for the MainStay MAP Fund since 2006 and MainStay Value Fund since June 2009. Mr. Senser graduated with a BA in economics from the University of Michigan, and an MBA from the University of Chicago. He is a CFA charterholder. Prior to joining ICAP, Mr. Senser spent seven years at Stein Roe & Farnham as an associate involved in economic and fixed-income analysis. He began his career at Data Resources, Inc., an economic consulting firm.

Thomas R. Wenzel, CFA  Mr. Wenzel has managed the MainStay MAP Fund since 2007 and MainStay Value Fund since June 2009. He is Executive Vice President and Director of Research for ICAP and is a senior member of ICAP's investment committee. Mr. Wenzel serves as a lead portfolio manager for all of ICAP's investment strategies. As a 16-year veteran of the firm, Mr. Wenzel also leads the firm's investment research group with particular emphasis on the financial sector. At the University of Wisconsin-Madison, he participated in the applied security analysis and investment management program and earned a BA in economics and an MBA. He is a CFA charterholder. Before joining ICAP in 1992, he served as a senior equity analyst at Brinson Partners for six years.

II.	Changing the Fund’s Investment Objective, Principal Investment Strategy, Investment Process, Principal Risks and Primary Benchmark

Effective June 29, 2009, in connection with the changes to the Fund’s investment objective, principal investment strategy, investment process, principal risks and primary benchmark index, the disclosure in the Fund’s Prospectus is amended as follows:

a.	The sections regarding the Fund on page 80 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

The MainStay Value Fund's investment objective is to seek a superior total return.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $2 billion. The Fund seeks to achieve a total return greater than the S&P 500® Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods. The Fund will typically hold between 20 and 30 securities.

The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies included in the S&P 500® Index are the largest and most dominant in their respective industries. The market capitalizations of companies in this Index fluctuate and as of December 31, 2008, they ranged from $480 million to $406 billion.

Investment Process
ICAP's investment process involves the following three key components:

Research. Research is key to the investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with top management at each of these companies, and often customers, competitors and suppliers of these companies.

Valuation. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies that ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

Identification of a Catalyst. ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product).

Before a security is added to the Fund, ICAP's investment team generally discusses, evaluates and approves each recommendation. Using this highly disciplined process, ICAP's investment team typically selects 20 to 30 securities for the Fund.

The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

The Fund normally invests at least 80% of its assets in common stocks and other equity securities. Other equity securities may include ADRs, warrants, REITs, preferred stocks and other securities convertible or exchangeable into common stock.

The Fund may invest in options and futures transactions, sometimes referred to as derivative transactions.

Principal Risks
Investments in common stocks and other equity securities are subject to the risks of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunities for greater gain often come with the possibility of a greater risk of loss. Some of the securities in which the Fund may invest, therefore, may carry above-average risk compared to the risk of securities found in common stock indices, such as the Dow Jones Industrial Average and the S&P 500® Index.

The Fund's investments may also include mid-cap stocks. Mid-cap stocks are generally less established and may be more volatile and less liquid than stocks of larger companies. The returns may vary significantly from the overall stock market. In comparison to stocks of companies with larger capitalizations, these companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical, static or moderate growth prospects.

The principal risk of investing in value stocks is that they may never reach what the Subadvisor believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

The Fund will typically hold between 20 and 30 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter transactions generally are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Investments in foreign companies, in the form of depositary receipts such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.

Due to its trading strategies, the Fund's portfolio turnover rate may be between 150% and 300%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Portfolio turnover measures the amount of trading a Fund does during the year.

b.	The table and footnotes on page 82 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)[1]
	1 year	5 years	10 years
MainStay Value Fund Return Before Taxes on Distributions
Investor Class	-39.89%	-3.33%	-0.01%
Class A	-39.97%	-3.36%	-0.03%
Class B	-40.14%	-3.33%	-0.22%
Class C	-37.59%	-3.01%	-0.21%
Class I	-36.13%	-1.89%	0.85%
Class R1	36.24%	-1.98%	0.76%
Class R2	-36.39%	-2.23%	0.50%
Return After Taxes on Distributions[2] Class B	-40.22%	-4.08%	-0.80%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	-25.99%	-2.55%	-0.11%
S&P 500® Index[3] (reflects no deductions for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Russell 1000® Value Index[4] (reflects no deductions for fees, expenses, or taxes)	-36.85%	-0.79%	1.36%
1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, C, I, R1 and R2 shares may vary.

3
The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. The Fund has selected the S&P 500® Index as its primary benchmark index in replacement of the Russell 1000® Value Index because it believes S&P 500® Index is more reflective of the Fund’s current investment style.

4
The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.  Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

III.	Reorganization of the Fund with and into the MainStay ICAP Select Equity Fund

If the Reorganization is approved by the Fund’s shareholders at the special meeting (described below), shareholders of the Fund would become shareholders of the MainStay ICAP Select Equity Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay ICAP Select Equity Fund and the proposed Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay International Equity Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[3]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees[4]	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses[5]	0.82%	0.24%	0.82%	0.82%	0.24%	0.34%	0.34%	0.34%
Acquired (Underlying) Fund Fees and Expenses[6]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.01%	1.43%	2.76%	2.76%	1.18%	1.28%	1.53%	1.78%
Fee Recoupments/Waivers/ Reimbursements[7]	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses[7]	2.01%	1.43%	2.76%	2.76%	1.18%	1.28%	1.53%	1.78%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[7]	1.99%	1.41%	2.74%	2.74%	1.16%	1.26%	1.51%	1.76%
3
The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.90% on assets up to $500 million and 0.85% on assets in excess of $500 million. Effective August 1, 2008, the Fund's Fund Accounting Agreement was incorporated into the Fund's management agreement, resulting in a 0.01% increase in the Fund's management fees. This increase in management fees was offset by a 0.01% decrease in the Fund's "Other Expenses," resulting in no net increase in total annual fund operating expenses.

4
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

5
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

6
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

7
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%.  These voluntary waivers or reimbursements may be discontinued at any time.

Prior to August 1, 2009, New York Life Investments had entered into a written expense limitation agreement under which it agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Investor Class, 1.70%; Class A, 1.37%; Class B, 2.45%; Class C, 2.45%; Class I, 1.03%; Class R1, 1.13%; Class R2, 1.38%; and Class R3 1.63%. Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares. The limitations for the other share classes were the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$743	$688	$279	$779	$279	$379	$120	$130	$156	$181
3 Years	$1,146	$978	$856	$1,156	$856	$856	$375	$406	$483	$560
5 Years	$1,573	$1,289	$1,459	$1,659	$1,459	$1,459	$649	$702	$834	$964
10 Years	$2,759	$2,169	$2,910	$2,910	$3,090	$3,090	$1,432	$1,545	$1,824	$2,095
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

General Prospectus Disclosure

The section entitled “Portfolio Holdings Information” on page 122 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Funds’ SAI.  MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly a complete schedule of each Fund’s portfolio holdings on the internet at mainstayinvestments.com.  You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).  Disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (15 days for Funds subadvised by ICAP).  In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter.  The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated June 29, 2009 (“Supplement”) to
MainStay Asset Allocation Funds Prospectus dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund (each a “Fund” and collectively, the “Funds”). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At a meeting held on June 18, 2009, the Funds’ Board of Directors approved restructured expense limitations for the Funds, the details of which are described below.  A portion of the Fees and Expense tables, information in the Example tables and footnotes are amended as set forth below.

MainStay Conservative Allocation Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees[2]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[3]	0.48%	0.21%	0.48%	0.48%	0.21%
Acquired (Underlying) Fund Fees and Expenses[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.45%	1.18%	2.20%	2.20%	0.93%
Fee Recoupments/(Waivers/Reimbursements)[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net Annual Fund and Underlying Fund Expenses[5]	1.45%	1.18%	2.20%	2.20%	0.93%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[5]	0.73%	0.46%	1.48%	1.48%	0.21%

2
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
4
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.50% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

MSAA16b-06/09

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.50%, Class B, 1.25%, and Class C, 1.25%.  These voluntary waivers or reimbursements may be discontinued at any time without notice

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.50%; Class A, 0.50%; Class C, 1.25%, and Class I, 0.25%.  Prior to April 1, 2008, New York Life Investments had a similar agreement.  These written expense limitations agreements terminated on August 1, 2009.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of the Underlying Funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$689	$664	$223	$723	$223	$323	$95
3 Years	$983	$904	$688	$988	$688	$688	$296
5 Years	$1,299	$1,163	$1,180	$1,380	$1,180	$1,180	$515
10 Years	$2,190	$1,903	$2,344	$2,344	$2,534	$2,534	$1,143
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year. The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Moderate Allocation Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees[2]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[3]	0.50%	0.17%	0.50%	0.50%	0.17%
Acquired (Underlying) Fund Fees and Expenses[4]	0.76%	0.76%	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	1.51%	1.18%	2.26%	2.26%	0.93%
Fee Recoupments/(Waivers/Reimbursements)[5]	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Net Annual Fund and Underlying Fund Expenses[5]	1.51%	1.18%	2.26%	2.26%	0.93%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[5]	0.75%	0.42%	1.50%	1.50%	0.17%

2
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
4
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.50% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.50%, Class B, 1.25%, and Class C, 1.25%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.45%; Class A, 0.45%; Class B, 1.20%; Class C, 1.20%, and Class I, 0.25%.  Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations at 0.50% for Class A shares; 1.25% for Class B shares, and 1.25% for Class C shares.  The limitations for Class I shares were the same as in the April 1, 2008 Agreement.  These written expense limitations agreements terminated on August 1, 2009.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of the Underlying Funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$695	$664	$229	$729	$229	$329	$95
3 Years	$1,001	$904	$706	$1,006	$706	$706	$296
5 Years	$1,328	$1,163	$1,210	$1,410	$1,210	$1,210	$515
10 Years	$2,252	$1,903	$2,407	$2,407	$2,595	$2,595	$1,143
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year. The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Moderate Growth Allocation Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees[2]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[3]	0.60%	0.18%	0.60%	0.60%	0.18%
Acquired (Underlying) Fund Fees and Expenses[4]	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.69%	1.27%	2.44%	2.44%	1.02%
Fee Recoupments/(Waivers/Reimbursements)[5]	(0.00)%	0.00%	(0.00)%	(0.00)%	(0.00)%
Net Annual Fund and Underlying Fund Expenses[5]	1.69%	1.27%	2.44%	2.44%	1.02%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[5]	0.85%	0.43%	1.60%	1.60%	0.18%
2
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
4
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.50% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.50%, Class B, 1.25%, and Class C, 1.25%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.45%; Class A, 0.43%; Class B, 1.20%; Class C, 1.20%, and Class I, 0.25%.  Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations at 0.50% for Class A shares; 1.25% for Class B shares, and 1.25% for Class C shares.  The limitations for Class I shares were the same as in the April 1, 2008 Agreement.  These written expense limitations agreements terminated on August 1, 2009.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of the Underlying Funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$712	$672	$247	$747	$247	$347	$104
3 Years	$1,053	$931	$761	$1,061	$761	$761	$325
5 Years	$1,417	$1,209	$1,301	1,501	$1,301	$1,301	$563
10 Years	$2,438	$2,000	$2,591	$2,591	$2,776	$2,776	$1,248
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year. The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Growth Allocation Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees[2]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[3]	0.72%	0.28%	0.72%	0.72%	0.28%
Acquired (Underlying) Fund Fees and Expenses[4]	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.81%	1.37%	2.56%	2.56%	1.12%
Fee Recoupments/(Waivers/Reimbursements)[5]	(0.03)%	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Net Annual Fund and Underlying Fund Expenses[5]	1.78%	1.34%	2.53%	2.53%	1.09%
Net Annual Fund Operating Expenses (excluding Underlying Fund Operating Expenses)[5]	0.94%	0.50%	1.69%	1.69%	0.25%
2
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

3	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
4
In addition to the Total Annual Fund Operating Expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the other Funds in which the Fund invests ("Underlying Funds"). The table shows the Fund's estimated indirect expense from investing in Underlying Funds based on the allocation of the Fund's assets among the Underlying Funds during the Fund's fiscal year ended October 31, 2008. This expense may be higher or lower over time depending on the actual investments of the Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which the management fee will be waived and/or the operating expenses will be reimbursed to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.50% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.50%, Class B, 1.25%, and Class C, 1.25%.  These voluntary waivers or reimbursements may be discontinued at any time without notice.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.50%; Class A, 0.47%; Class B, 1.25%; Class C, 1.25%, and Class I, 0.25%.  Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations at 0.50% for Class A shares.  The limitations for the other shares classes were the same as in the April 1, 2008 Agreement.   These written expense limitations agreements terminated on August 1, 2009.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of the Underlying Funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption	Assuming redemption at the end of each period
1 Year	$721	$679	$256	$756	$256	$356	$111
3 Years	$1,085	$957	$794	$1,094	$794	$794	$353
5 Years	$1,476	$1,256	$1,358	$1,558	$1,358	$1,358	$614
10 Years	$2,557	$2,103	$2,710	$2,710	$2,893	$2,893	$1,360
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year. The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund	MainStay High Yield Corporate Bond Fund
MainStay Convertible Fund	MainStay Income Manager Fund
MainStay Diversified Income Fund	MainStay Indexed Bond Fund
MainStay Floating Rate Fund	MainStay Intermediate Term Bond Fund
MainStay Global High Income Fund	MainStay Short Term Bond Fund
MainStay Government Fund	MainStay Tax Free Bond Fund
MainStay Total Return Fund

Supplement dated June 29, 2009 (“Supplement”) to the
Prospectus for MainStay Income and Blended Funds dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Balanced Fund, MainStay Convertible Fund, MainStay Diversified Income Fund, MainStay Floating Rate Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund, MainStay Income Manager Fund, MainStay Indexed Bond Fund, MainStay Intermediate Term Bond Fund, MainStay Short Term Bond Fund, MainStay Tax Fee Bond Fund and MainStay Total Return Fund (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Funds’ Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At meetings held on June 18, 2009 and June 23, 2009, the Funds’ Boards of Trustees/Directors approved changes in the timing of the release of portfolio holdings information for the MainStay High Yield Corporate Bond Fund, restructured expense limitations for certain Funds, as well as organizational changes for others, the details of which are described below. With respect to the revised expense structures for certain Funds, a portion of the Fees and Expenses tables, information in the Example tables and footnotes are amended as set forth below.

MainStay Balanced Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses[4]	0.66%	0.40%	0.66%	0.66%	0.40%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses[5]	1.61%	1.35%	2.36%	2.36%	1.10%	1.20%	1.45%	1.70%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Net Annual Fund Operating Expenses[5]	1.54%	1.28%	2.29%	2.29%	1.03%	1.13%	1.38%	1.63%

MS16bb-06/09

2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.70% up to $1 billion; 0.65% on assets from $1 billion and $2 billion; and 0.60% on assets in excess of $2 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, “Other Expenses” for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.28% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and Class R3, 1.54%.  Prior to September 29, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.  The limitations for other share classes were the same as in the September 29, 2008 Agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period
1 Year	$698	$673	$232	$732	$232	$332	$105	$115	$140	$166
3 Years	$1,024	$948	$730	$1,030	$730	$730	$343	$374	$452	$529
5 Years	$1,372	$1,242	$1,254	$1,454	$1,254	$1,254	$599	$653	$786	$916
10 Years	$2,350	$2,079	$2,504	$2,504	$2,691	$2,691	$1,334	$1,448	$1,729	$2,003
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Convertible Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.66%	0.33%	0.66%	0.66%	0.33%
Total Annual Fund Operating Expenses[5]	1.53%	1.20%	2.28%	2.28%	0.95%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Net Annual Fund Operating Expenses[5]	1.51%	1.18%	2.26%	2.26%	0.93%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 050% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.02% decrease in the Fund’s “Other Expense,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. “Other Expenses” shown for Class I share are estimated.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.18% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares do not exceed the following percentages of average daily net assets: Investor Class, 1.28%; Class A, 1.09%; Class B, 2.03%; Class C, 2.03%; and Class I, 0.84%;.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.175% for Class A shares, 1.025% for Class B shares and 1.925% for Class C shares.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$695	$664	$229	$729	$229	$329	$95
3 Years	$1,005	$908	$710	$1,010	$710	$710	$301
5 Years	$1,337	$1,172	$1,218	$1,418	$1,218	$1,218	$524
10 Years	$2,272	$1,923	$2,426	$2,426	$2,614	$2,614	$1,165
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Diversified Income Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.83%	0.45%	0.83%	0.83%	0.45%
Total Annual Fund Operating Expenses[5]	1.72%	1.34%	2.47%	2.47%	1.09%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.15)%	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Net Annual Fund Operating Expenses[5]	1.57%	1.19%	2.32%	2.32%	0.94%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 050% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expense,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.19% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under the written expense limitation agreement, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.40%; Class A, 1.30%; Class B, 2.15%; Class C, 2.15%; and Class I, 0.96%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.
	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$701	$665	$235	$735	$235	$335	$96
3 Years	$1,048	$937	$755	$1,055	$755	$755	$332
5 Years	$1,419	$1,230	$1,302	$1,502	$1,302	$1,302	$586
10 Years	$2,457	$2,062	$2,610	$2,610	$2,795	$2,795	$1,315
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Floating Rate Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.38%	0.16%	0.38%	0.38%	0.16%
Total Annual Fund Operating Expenses[5]	1.23%	1.01%	1.98%	1.98%	0.76%
Fee Recoupments/ (Waivers/Reimbursements) [5]
Net Annual Fund Operating Expenses[5]
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $ $1 billion and 0.575% on assets in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.25%; Class A, 1.01%; Class B, 2.00%; Class C, 2.00%; and Class I, 0.90%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.  This written expense limitation agreement expires on August 1, 2010.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$668	$647	$201	$701	$201	$301	$78
3 Years	$919	$854	$621	$921	$621	$621	$243
5 Years	$1,188	$1,077	$1,068	$1,268	$1,068	$1,068	$422
10 Years	$1,957	$1,718	$2,113	$2,113	$2,306	$2,306	$942
*
The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Global High Income Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.69%	0.46%	0.69%	0.69%	0.46%
Total Annual Fund Operating Expenses[5]	1.67%	1.44%	2.42%	2.42%	1.19%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Net Annual Fund Operating Expenses[5]	1.58%	1.35%	2.33%	2.33%	1.10%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.70% on assets up to $500 million and 0.65% on assets in excess of $500 million, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.35% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires on August 1, 2010.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.31%; Class B, 2.25%; Class C, 2.25%; and Class I, 1.15%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$702	$680	$236	$736	$236	$336	$112
3 Years	$1,039	$972	$746	$1,046	$746	$746	$369
5 Years	$1,399	$1,286	$1,282	$1,482	$1,282	$1,282	$646
10 Years	$2,410	$2,172	$2,564	$2,564	$2,749	$2,749	$1,435
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Government Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.45%	0.32%	0.45%	0.45%	0.32%
Total Annual Fund Operating Expenses[5]	1.32%	1.19%	2.07%	2.07%	0.94%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.16)%	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Net Annual Fund Operating Expenses[5]	1.16%	1.03%	1.91%	1.91%	0.78%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million, 0.475% on assets from $500 million to $1billion, and 0.45% on assets in excess of $1billion.  Without this waiver, the actual management fee would be 0.60% on assets up to $500 million, 0.575% on assets from $500 million up to $1 billion, and 0.55% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.02% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expense,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 1.03% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Prior to August 1, 2010, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.15%; Class A, 1.05%; Class B, 1.90%; Class C, 1.90%; and Class I, 0.40%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 1.05% for Class A shares, 1.80% for Class B shares and 1.80% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$662	$649	$194	$694	$194	$294	$80
3 Years	$930	$892	$633	$933	$633	$633	$284
5 Years	$1,219	$1,154	$1,099	$1,299	$1,099	$1,099	$504
10 Years	$2,040	$1,900	$2,195	$2,195	$2,387	$2,387	$1,140
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay High Yield Corporate Bond Fund

The section entitled “Portfolio Holdings Information” beginning on page 145 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Funds’ SAI.  MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly (quarterly, with respect to the MainStay High Yield Corporate Bond Fund) a complete schedule of each Fund’s portfolio holdings on the internet at mainstayinvestments.com.  You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).  With the exception of the MainStay High Yield Corporate Bond Fund, disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month.  Disclosure of the MainStay High Yield Corporate Bond Fund’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter.  The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

MainStay Income Manager Fund

The Board of Directors approved the reorganization of the Fund with and into the MainStay Total Return Fund, subject to approval by shareholders of the Fund (“Reorganization”).  Under this Reorganization, shareholders of the Fund would become shareholders of the MainStay Total Return Fund on or about October 28, 2009.  Following the Reorganization, the Fund would be liquidated.

On or about August 26, 2009, shareholders who own shares of the Fund as of July 27, 2009 will receive a proxy statement/prospectus containing further information regarding the MainStay Total Return Fund and the proposed Reorganization. The proxy statement/prospectus will also include voting instruction cards with which shareholders of the MainStay Income Manager Fund may vote on the Reorganization at a special meeting scheduled to be held on or about October 16, 2009.

If approved by shareholders at the special meeting, the Reorganization is expected to close on or about October 28, 2009.

MainStay Indexed Bond Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class I
Management Fees[2]	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	None
Other Expenses[4]	0.68%	0.27%	0.27%
Total Annual Fund Operating Expenses[5]	1.28%	0.87%	0.62%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.05)%	(0.05)%	(0.05)%
Net Annual Fund Operating Expenses[5]	1.23%	0.82%	0.57%

2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.35% up to $1 billion and 0.30% in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.82% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This written expense limitation agreement expires on August 1, 2010.

Additionally, effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 0.92%, and Class I, 0.43%.  These voluntary waivers or reimbursements may be discontinued at any time.

Prior to August 1, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.92%; Class A, 0.82%; and Class I, 0.43%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 0.82% for Class A shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$668	$629	$58
3 Years	$923	$808	$193
5 Years	$1,197	$1,001	$341
10 Years	$1977	$1,559	$769
*	The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay Intermediate Term Bond Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.40%	0.20%	0.40%	0.40%	0.20%
Total Annual Fund Operating Expenses[5]	1.25%	1.05%	2.00%	2.00%	0.80%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.10)%
Net Annual Fund Operating Expenses[5]	1.19%	0.99%	1.94%	1.94%	0.70%
2
The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% on assets up to $ $500 million, 0.575% on assets from $500 million to $1 billion, and 0.550% on assets in excess of $1 billion.  Effective on or about September 11, 2009, New York Life Investments has agreed to waive a portion of its management fee so that it does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.  “Other Expenses” also include the Fund’s share of the fees and expenses of any other fund in which the Fund invests.  These fees and expenses are less than 0.01% of the average net assets of the Fund.

5
Effective on or about September 11, 2009, New York Life Investments has agreed to limit total ordinary operating expenses of Class I shares to 0.50% through November 27, 2009 and to 0.60% thereafter.  From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that total ordinary operating expenses of the appropriate class of shares do not exceed the following percentages of average daily net assets: Investor Class, 1.20%; Class A, 1.05%; Class B, 1.95%; Class C, 1.95%; and Class I, 0.70%;.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement under that set the expense limitations at: 1.10% for Class A shares, 1.85% for Class B shares and 1.85% for Class C shares.  The limitation for Class I shares was the same as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$665	$645	$197	$697	$197	$297	$72
3 Years	$919	$860	$622	$922	$622	$622	$245
5 Years	$1,193	$1,092	$1,072	$1,272	$1,072	$1,072	$434
10 Years	$1,973	$1,757	$2,129	$2,129	$2,322	$2,322	$980
*
The above example takes into account the impact of the waiver/expense reimbursement and/or recoupment amounts pursuant to the expense limitation agreement for the first year.  The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

MainStay Short Term Bond

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class I
Management Fees[2]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	None
Other Expenses[4]	0.81%	0.32%	0.32%
Total Annual Fund Operating Expenses[5]	1.66%	1.17%	0.92%
Fee Recoupments/ (Waivers/Reimbursements) [5]	(0.24)%	(0.24)%	(0.24)%
Net Annual Fund Operating Expenses[5]	1.42%	0.93%	0.68%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets as follows: 0.60% up to $1 billion and 0.575% in excess of $1 billion.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
Each class of shares of the Fund is subject to an expense limitation with New York Life Investments.  Effective August 1, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund’s Class A shares do not exceed 0.93% of its average net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement.  This expense cap agreement expires August 1, 2010.

From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 1.00%; Class A, 0.90%; and Class I, 0.60%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations for Class A and Class I at the same levels as in the April 1, 2008 agreement.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class I
Expenses After
1 Year	$687	$640	$69
3 Years	$1,023	$879	$269
5 Years	$1,381	$1,136	$486
10 Years	$2,388	$1,872	$1,109
*	The above example takes into account the impact of the waivers/expense reimbursements and/or recoupment amounts pursuant to the expense limitation agreement for the first year.

MainStay Tax Free Bond Fund

The Board of Trustee’s terminated the Subadvisory Agreement between New York Life Investments and Standish Mellon Asset Management Company LLC (“Standish Mellon”) effective as of the close of business on June 30, 2009.  Additionally, the Board approved the following:

•
the appointment of John Loffredo and Robert DiMella as portfolio managers to the Fund, effective at the opening of the U.S. financial markets on July 1, 2009, to ensure uninterrupted receipt by the Fund of portfolio management services following the termination of MacKay Shields;

•
a subadvisory agreement between New York Life Investments and MacKay Shields (the “New Agreement”) which will become effective upon approval by the Fund’s shareholders at a special meeting of shareholders expected to be held on or about October 16, 2009; and

•	Changing the Fund’s primary benchmark index, effective, July 1, 2009.

Effective July 1, 2009, in connection with the appointment of John Loffredo and Robert DiMella as portfolio managers to the Fund, the Fund’s prospectus is amended as follows:

a.	All references to Standish Mellon as subadvisor and Standish Mellon personnel as portfolio managers to the Fund are hereby deleted.

b.
The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on pages 151 and 152 of the Prospectus, respectively, are hereby revised to remove all references to Michael Faloon and Christine Todd, and to include John Loffredo and Robert DiMella as the new portfolio managers of the Fund as follows:

Portfolio Managers:

MainStay Tax Free Bond Fund      John Loffredo and Robert DiMella

Portfolio Manager Biographies:

Robert DiMella, CFA     Mr. DiMella is a Senior Managing Director of New York Life Investments and is a Senior Managing Director and portfolio manager for MacKay Shields Municipal Managers. He has managed the MainStay Tax Free Bond Fund since July 2009.  He has been a municipal portfolio manager on Wall Street since 1992, with a broad range of trading and portfolio management experience in the municipal markets. Previously, Mr. DiMella was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as a Senior Portfolio Manager and Managing Director of the Municipal Products Group. He was employed by Merrill Lynch from 1992-2006. Mr. DiMella earned his Master’s degree at Rutgers University Business School and a Bachelors Degree at the University of Connecticut.  He is a Chartered Financial Analyst.

John Loffredo, CFA     Mr. Loffredo is a Senior Managing Director of New York Life Investments and is a Senior Managing Director and portfolio manager for MacKay Shields Municipal Managers. He has managed the MainStay Tax Free Bond Fund since July 2009.  He has been a municipal portfolio manager and/or municipal analyst on Wall Street since 1990, with a broad range of portfolio management and analytic experience in the municipal markets. Mr. Loffredo was a Managing Director and Co-Head of BlackRock’s Municipal Portfolio Management Group (from 2006 to 2007). Prior to BlackRock’s merger with Merrill Lynch Investment Managers (MLIM), he served as Chief Investment Officer of the Municipal Products Group of MLIM. He was employed by Merrill Lynch from 1990-2006. Prior to Merrill Lynch, John worked for the City of Boston Treasury Department. Mr. Loffredo graduated with a MBA and Certificate of Public Management from Boston University and cum laude from Utah State University where he was a Harry S. Truman Scholar. He is a Chartered Financial Analyst.

c.	The “Average Annual Total Returns” table and footnotes on page 69 of the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)[1]
	1 year	5 years	10 years
MainStay Tax Free Bond Fund Return Before Taxes on Distributions
Investor Class	-11.87%	0.40%	1.74%
Class A	-11.90%	0.41%	1.74%
Class B	-12.47%	0.09%	1.93%
Class C	- 8.94%	0.24%	1.93%

Return After Taxes on Distributions[2] Class B	-12.47%	-0.09%	-1.93%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	- 6.75%	0.52%	2.25%
Barclays Capital Municipal Bond Index[3] (reflects no deductions for fees, expenses, or taxes)	-2.47%	2.71%	4.26%
Barclays Capital 3-15 Year Blended Municipal Bond Index[4] (reflects no deductions for fees, expenses, or taxes)	2.27%	3.38%	4.60%
1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, and C shares may vary.

3
The Barclays Capital Municipal Bond Index (formerly named Lehman Brothers® Municipal Bond Index) includes approximately 15,000 municipal bonds, rated Baa or better by Moody’s, with a maturity of at least two years.  Bonds subject to the Alternative Minimum Tax or with floating or zero coupons are excluded.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index

4
The Barclays Capital 3-15 Year Blended Municipal Bond Index (formerly named Lehman Brothers®  3-15 Year Blended Municipal Bond Index) is an index of investment grade municipal bonds with maturities of 3-15 years.  The index is calculated on a total return basis.  Total returns assume the reinvestment of all income and capital gains.  You cannot invest directly in an index.

MainStay Total Return Fund

The Fund’s Board of Trustees approved the appointment of Epoch Investment Partners, Inc. (“Epoch”) as the co-subadvisor responsible for the equity portion of the Fund.  Additionally, the Board approved the following:

•
the appointment, pursuant to the terms of an exemptive order described on page 150 of the Fund’s Prospectus, of Epoch as a co-subadvisor to the MainStay Total Return Fund to manage the Fund’s equity investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•	the appointment of Dan Roberts and Michael Kimble of MacKay Shields LLC, the Portfolio’s existing co-subadvisor, as additional portfolio managers responsible for the overall asset allocation decisions for the Fund, as well as portfolio management of fixed income investments, effective at the opening of the U.S. financial markets on June 29, 2009;

•
changing the Fund’s prospectus disclosure to reflect Epoch’s Global Equity Yield strategy for equity investments; removing “U.S.” with regard to both equity and fixed income securities; and removing growth securities as a principal risk, effective August 14, 2009;

•	changing the Fund’s equity benchmark index from the Russell 1000® Index to the MSCI World Index, effective August 14, 2009;

•	changing the Fund’s name from MainStay Total Return Fund to MainStay Income Builder Fund, effective on or about October 16, 2009; and

•	changing the Fund’s expense structure, effective August 1, 2009.

I.	Appointment of Epoch as Subadvisor to the Equity Portion of the Fund and Restructuring the MacKay Shields Portfolio Management Team

Effective at the opening of the U.S. financial markets on June 29, 2009, in connection with the appointment of Epoch as subadvisor to the equity portion of the Fund, and the appointment of Dan Roberts and Michael Kimble as additional portfolio managers for the Fund, the Fund’s Prospectus disclosure is amended as follows:

a.	The section entitled “Who Manages Your Money?” beginning on page 150 of the Prospectus is hereby amended to include the following:

Epoch Investment Partners, Inc. (“Epoch”), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the subadvisor to the equity portion of the MainStay Total Return Fund. Epoch was founded in April 2004 as a Delaware corporation.  As of March 31, 2009, the firm managed approximately $5.7 billion in assets.

b.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 151 and 152, respectively, are hereby revised to include the following:

Portfolio Managers:

MainStay Total Return Fund	Dan Roberts, Gary Goodenough, Michael Kimble, and James Ramsay of MacKay Shields and William W. Priest, Eric Sappenfield and Michael A. Welhoelter of Epoch

Portfolio Manager Biographies:

Michael Kimble – Mr. Kimble has managed the fixed income investments for the MainStay Total Return Fund since June 2009.  He joined MacKay Shields in October 2004 as Director and Co-Head of High Yield portfolio management when MacKay Shields acquired the fixed income active core division of Pareto Partners. Previously the Co-Head of Pareto Partners' High Yield Investments, Mr. Kimble began his investment career with positions at Citicorp and E.F. Hutton as a fixed income credit analyst. In 1988, Mr. Kimble moved to Home Insurance Company as a High Yield Bond Analyst and Portfolio Manager. Shortly thereafter, Mr. Kimble joined the UBS team in the same capacity. While at UBS, Mr. Kimble was Co-Chairman of the Credit Committee. He received a BA from Columbia University, an MBA from New York University and a JD from Fordham School of Law. With fixed income experience since 1984, Mr. Kimble is a member of the Capital Markets Credit Analyst Society, the New York Society of Security Analysts and the New York and Louisiana State Bar Associations.

William W. Priest, CFA     Mr. Priest has managed the equity portion of the MainStay Total Return Fund since June 2009. Before founding Epoch Investment Partners in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC from 2001 to 2004. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (CSAM) from 1997 to 2001, Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas from 1990 to 2001 and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business. Mr. Priest is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Dan Roberts     Mr. Roberts has managed the fixed income investments for the MainStay Total Return Fund since June 2009.  Mr. Roberts joined MacKay Shields in October 2004 when the firm acquired the fixed income division of Pareto Partners. Mr. Roberts was Chief Investment Officer and an equity shareholder at Pareto Partners. Mr. Roberts assembled the US fixed income team while serving 10 years at UBS Asset Management, most recently as Managing Director and head of the fixed income group. Prior to its acquisition by UBS, he was a Financial Economist for Chase Manhattan Bank, NA and later was head of Global Interest Rate and Currency Swaps Trading. In 1997, Mr. Roberts' fixed income group was lifted out of UBS by Forstmann-Leff International and was subsequently purchased by Pareto Partners. His regulatory and government experience includes two years at the U.S. Securities and Exchange Commission, serving at The White House with the President's Council of Economic Advisors and as Executive Director (Chief of Staff) of the U.S. Congress Joint Economic Committee. Mr. Roberts holds a BBA and a Ph.D. from University of Iowa.

Eric Sappenfield   Mr. Sappenfield has managed the equity portion of the MainStay Total Return Fund since June 2009.  Prior to joining Epoch in 2006, Mr. Sappenfield was a research analyst at Spear Leeds & Kellogg from 2004 to 2006 where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane from 2002 to 2006 focusing on high yield bonds and equities of leveraged companies. Additional experience in his 21 year plus career includes senior analytical roles at The Carlyle Group, Travelers, and Jeffries and Co. Mr. Sappenfield holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Michael A. Welhoelter, CFA     Mr. Welhoelter has managed the equity portion of the MainStay Total Return Fund since June 2009.  Mr. Welhoelter joined Epoch in 2005. Prior to joining Epoch, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. from 2001 to 2005. In this role, he managed over $5 billion of mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (CSAM) from 1997 to 2001, where he was a portfolio manager in the Structured Equity Group, overseeing long/short market neutral and large cap core products. Prior to joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management from 1986 to 1997. Mr. Welhoelter holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts, is a CFA charterholder.

II.	Changing the Fund’s Prospectus Disclosure

Effective August 14, 2009, in connection with incorporating the Epoch Global Equity Yield strategy for the Fund, the sections entitled “Principal Investment Strategy,” “Investment Process” and “Principal Risks” beginning on pages 102 and 103 of the Fund’s prospectus are revised as follows:

Principal Investment Strategy

The Fund normally invests a minimum of 30% of its net assets in equity securities and a minimum of 30% of its net assets in debt securities. From time to time, the Fund may temporarily invest slightly less than 30% of its net assets in equity or debt securities as a result of market conditions, individual securities transactions or cash flow considerations.

Investment Process

Equity Investments

The equity portion of the Fund will invest in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. The Fund will invest in global equity investments across all market capitalizations, and will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. The Fund's Subadvisor, Epoch Investment Partners, desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield."

In determining which portfolio securities to purchase, the subadvisor utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadvisor seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Subadvisor finds attractive generally have valuations lower than the Adviser's perception of their fundamental value.

Debt Investments

It is contemplated that the Fund's long-term debt investments will typically consist of securities that are rated A or better by S&P or Moody's or, if unrated, deemed to be of comparable creditworthiness by the Subadvisor. Principal debt investments include U.S. government securities, corporate bonds and mortgage-related and asset-backed securities. The Fund may also enter into mortgage dollar roll and to be announced ("TBA") securities transactions. The Fund may invest in foreign debt securities.

Mortgage-related (including mortgage-backed) securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

Asset-backed securities are debt securities whose values are based on underlying pools of credit receivables.

In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

In addition, because of its investments in debt securities, the Fund may invest up to 20% of its assets in high-yield bonds and other debt securities rated below investment grade that the Subadvisor believes may provide capital appreciation in addition to income.

The Fund may also invest in convertible securities such as bonds, debentures, corporate notes and preferred stocks or other securities that are convertible into common stock or the cash value of a stock or a basket or index of equity securities.

The Fund maintains a flexible approach by investing in a broad range of securities, which may be diversified by company, industry and type.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell an equity security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition, including a deceleration in revenue and earnings growth. In considering whether to sell a debt security, the Subadvisor may evaluate, among other things, a decline in the security's rating by S&P or Moody's.

Principal Risks

The third paragraph of this section is hereby deleted.

III.	Changing the Fund’s Primary Equity Benchmark Index

Effective August 14, 2009, in connection with changing the Fund’s primary benchmark index, the table and footnotes on page 107 of the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Average Annual Total Returns
(for the period ended December 31, 2008)[1]
	1 year	5 years	10 years
MainStay Total Return Fund Return Before Taxes on Distributions
Investor Class	-30.97%	-1.92%	-1.38%
Class A	-30.96%	-1.92%	-1.37%
Class B	-31.13%	-1.83%	-1.54%
Class C	-28.26%	-1.55%	-1.55%
Class I	-26.62%	-0.28%	-0.41%
Return After Taxes on Distributions[2] Class B	-31.40%	-2.86%	-2.58%
Return After Taxes on Distributions and Sale of Fund Shares[2] Class B	-20.11%	-1.49%	-1.38%

MSCI World Index[3] (reflects no deductions for fees, expenses, or taxes)	-40.71%	-0.51%	-0.64%
Russell 1000® Index[4] (reflects no deductions for fees, expenses, or taxes)	-37.60%	-2.04%	-1.09%
S&P 500 Index[5] (reflects no deductions for fees, expenses, or taxes)	-37.00%	-2.19%	-1.38%
Total Return Core Composite Index[6] (reflects no deductions for fees, expenses, or taxes)	-22.47%	0.82%	1.88%
Barclays Capital U.S. Aggregate Bond Index[7] (reflects no deductions for fees, expenses, or taxes)	5.24%	4.65%	5.63%
1	See disclosure under "Past Performance" for a discussion regarding the inception date of certain classes (as applicable) and the use of historical performance for those share classes.
2
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares of the Fund. After-tax returns for Investor Class, Class A, C and I shares may vary.

3
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The Fund has selected the MSCI World Index as its primary benchmark index in replacement of the Russell 1000® Index and the S&P 500® Index as a result of the change in subadvisor.

4
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

5
The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

6
The Total Return Core Composite Index is comprised of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index weighted 60%/40%, respectively. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Total returns assume reinvestment of all income and capital gains. You cannot invest directly in an index.

7
The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. You cannot invest directly in an index.

IV.   Changing the Fund’s Name

Effective on or about October 16, 2009, all references to the MainStay Total Return Fund or Total Return Fund are hereby deleted and replaced with MainStay Income Builder Fund or Income Builder Fund.

V.	Changing the Fund’s Expense Structures

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class B	Class C	Class I
Management Fees[2]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	1.00%	None
Other Expenses[4]	0.84%	0.30%	0.84%	0.84%	0.30%
Total Annual Fund Operating Expenses[5]	1.75%	1.21%	2.50%	2.50%	0.96%

2
The management fee for the Fund is an annual percentage of the Fund's average net assets.  Effective August 1, 2008, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed to 0.45%on assets up to $500 million, 0.425% on assets from $500 million to $1 billion; and 0.40% on assets in excess of $1 billion.  Without this waiver the actual management fee would be 0.60% on assets up to $500 million; 0.575% on assets from $500 million up to $1 billion; and 0.55% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investments under a separate accounting agreement.  This waiver may be discontinued at any time without notice.  Effective August 1, 2008, the Fund’s Fund Accounting Agreement was incorporated into the Fund’s management agreement, resulting in a 0.03% increase in the Fund’s management fees.  This increase in management fees was offset by a 0.03% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.  Expense information in the table has been restated to reflect current fees.

3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4	“Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.
5
From April 1, 2008 (February 28, 2008 for Investor Class shares) through July 31, 2009, New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses of the appropriate class of shares did not exceed the following percentages of average daily net assets: Investor Class, 0.99%; Class A, 0.89%; Class B, 1.24%; and Class C, 1.24%.  Prior to April 1, 2008, New York Life Investments had a similar written expense limitation agreement that set the expense limitations at: 0.89% for Class A shares, 1.14% for Class B shares and 1.14% for Class C shares.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.  The Total Annual Fund Operating Expenses above may differ in part from the amounts shown in the Financial Highlights section of this Prospectus which reflect only the operating expenses of the Fund for its prior fiscal year and do not include the Fund’s share of the fees and expenses of any other fund in which the Fund invested.

Example*

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no Redemption	Assuming redemption at the end of each period	Assuming no Redemption	Assuming redemption at the end of each period	Assuming no redemption
1 Year	$718	$667	$253	$753	$253	$353	$98
3 Years	$1,071	$913	$779	$1,079	$779	$779	$306
5 Years	$1,447	$1,178	$1,331	$1,531	$1,331	$1,331	$531
10 Years	$2,499	$1,935	$2,652	$2,652	$2,836	$2,836	$1,178
*	The example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.